Deferred Income Tax asset and liability	12 Months Ended
Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deferred Income Tax asset and liability
15.	Deferred Income Tax asset and liability

(a)
As indicated in Note 3.4(aa), the net tax position has been met based on the separate financial statement of each Subsidiary domiciled in Peru. The following table presents a summary of the items comprising the Subsidiaries’ deferred Income Tax:

	2022	2021
	S/(000)	S/(000)
Deferred asset
Provision for loan portfolio and other provisions	291,634	316,208
Modification of rescheduled loan cash flows	(7,943)	4,184
Deferred income from indirect credits (stand-by letters)	2,319	3,958
Right-of-use assets	3,405	3,281
Net unrealized losses from fluctuation in investments through other comprehensive income	11,688	3,151
Unrealized (loss) gain from derivatives	245	(7,453)
Leveling of assets and liabilities	16,357	(27,773)
Recording of past-due and refinanced loans (Stages 1, 2, 3)	(74,401)	(47,746)
Tax loss	28,054	408
Deferred service income	7,485	—
Others	40,593	29,621
Deferred liability
Deemed cost of fixed assets	(61,403)	(62,125)
Amortization of intangible assets, net	(62,213)	(69,465)
Deferred cost of POS affiliation and registration	(26,980)	—
Others	(3,053)	(3,882)

Total deferred Income Tax asset, net	165,787	142,367

Deferred liability (*)
Higher value of intangibles generated by business combination, Note 1(d)	80,852	—
Higher value of IME and right-of-use generated by business combination, Note 1(d)	1,047	—

Total deferred Income Tax liability, net	81,899	—

(*)	Includes S/4,642,000 in results for the period.

(b)
In Management’s opinion, the deferred Income Tax assets will be recovered from the taxable income that will be generated by each company of the Group over the coming years, including the portion that is recorded in the consolidated statement of changes in equity.

(c)	The table below presents the amounts reported in the consolidated statement of income for the years 2022, 2021 and 2020:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)
Current – Expense	432,392	257,252	236,652
Current – Dividend expense, Note 17(b)	30,587	39,108	(1,518)
Deferred – (Income) expense	(442)	205,752	(308,067)

	462,537	502,112	(72,933)

(d)	The table below presents the reconciliation of the effective Income Tax rate to the statutory tax rate for the Group:

	2022		2021		2020
	S/(000)%		S/(000)%		S/(000)%
Income before Income Tax	2,133,194	100.0	2,302,291	100.0	310,616	100.0

Theoretical tax	629,292	29.5	679,176	29.5	91,632	29.5
Increase (decrease) in income of Subsidiaries not domiciled in Peru	11,412	0.5	(39,498)	(1.7)	(54,020)	(17.4)
Non-taxable income, net	(244,154)	(11.4)	(224,780)	(9.8)	(131,595)	(42.4)
Permanent non-deductible expenses	61,833	2.9	69,367	3.0	28,452	9.2
Non-taxable translation results	4,154	0.2	17,847	0.8	(7,402)	(2.4)

Income Tax	462,537	21.7	502,112	21.8	(72,933)	(23.5)